Leases (Tables)	6 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of Leases Recognized in Balance Sheet

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021

Right-of-use assets - Buildings	$4,915,035	$5,130,292	$5,560,806

Lease liabilities
Current	$353,378	$337,637	$308,405
Non-current	4,825,560	5,008,041	5,345,678
Total	$5,178,938	$5,345,678	$5,654,083

Summary of Lease Amounts Recognized in Profit or Loss and Other Comprehensive Income

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. dollars)	2022	2022	2021	2020

Depreciation of right-of-use assets - Buildings	$215,257	$430,514	$—	$—
Interest expense	$111,593	$233,229	$—	$—